SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Operating Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Non-Cash Operating Working Capital
Accounts receivable	$ (45,385)	$ (66,860)	$ 16,982
Other current assets	(3,026)	(154)	2,154
Accounts payable	44,952	31,982	(4,061)
Changes in non-cash operating working capital	$ (3,459)	$ (35,032)	$ 15,075